EMPLOYEE BENEFIT (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EMPLOYEE BENEFIT
Employee benefit expenses	¥ 186,261	¥ 204,652	¥ 209,769